Capital Stock and Other Related Accounts (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of detailed information of capital stock and other capital related accounts

	2020	2019
Capital stock	59,603	59,603
Capital adjustment	4,745,549	4,745,549
Share premium	8,676,470	8,676,470
Merger premium	1,567,326	1,567,326

Total	15,048,948	15,048,948

The issued, paid-in and registered capital stock consists of:
Common stock with a face value of $ 0.10 per share
and entitled to 1 vote each, fully paid-in (in thousands)	596,026	596,026